Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Risk Management	Financial Instruments and Risk Management
3.1 Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk (including interest rate risk and exchange risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.
(a)Market risk
(i)Interest rate risk
The Group’s interest rate risk primarily arises from investments in wealth management products, investments measured at fair value through other comprehensive income, investments measured at fair value through profit or loss (Note 18) and cash (Note 19). Those carried at variable rates expose the Group to cash flow interest rate risk whereas those at fixed rates expose the Group to fair value interest rate risk. The Group currently does not hold any debt or other borrowing facilities that would subject the Group to risk from interest rate fluctuations.
(ii)Exchange risk
The Group operates internationally and is exposed to foreign exchange risk, primarily the RMB to USD exchange rate. Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant group entity. The Group’s exposure to foreign currency risk at the end of the reporting periods was as follows:

	As of December 31,
(In thousands)	2022	2023
Cash and cash equivalents	$472	$806
The aggregate net foreign exchange (losses)/gains recognized in profit or loss were:

	Year Ended December 31,
(In thousands)	2021	2022	2023
Net foreign exchange (losses)/gains included in other (losses)/gains—net	$(516)	$1,469	$367
Most foreign exchange transactions were denominated in USD for the subsidiary that has functional currency in RMB. For the years ended December 31, 2021, 2022 and 2023, if the USD strengthened/weakened by 5% against the RMB with all other variables held constant, net loss for the years then ended would have been USD 0.5 million higher/lower, USD 0.4 million lower/higher and USD 0.7 million lower/higher, respectively.
(b)Credit risk
Credit risk primarily arises from cash and cash equivalents, financial assets at fair value through profit or loss, financial assets at fair value through other comprehensive income, and other receivables. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the balance sheets.
The credit risk of cash and cash equivalents, financial assets at fair value through profit or loss, and financial assets at fair value through other comprehensive income, is limited because the counterparties are reputable commercial institutions located in the Cayman Islands, the U.S., PRC and Australia. Additionally, there may be credit risk with deposit accounts at banking institutions in which balances exceed each country’s insurance limits for such accounts.
For other receivables, management makes periodic as well as individual assessments on the recoverability based on historical settlement records and past experience and adjusts for forward looking information based on macroeconomic factors affecting the ability of the debtors to settle the receivables.
The Group applies the expected credit loss model to financial assets measured at amortized cost. Impairment on other receivables is measured as either 12-month expected credit losses or lifetime expected credit losses, depending on whether there has been a significant increase in credit risk since initial recognition. To assess whether there is a significant increase in credit risk, the Group compares the risk of default occurring on the asset as of the reporting date with the risk of default as of the date of initial recognition by considering available, reasonable and supportive forwarding-looking information.
(c)Liquidity risk
The Group aims to maintain sufficient cash to meet obligations coming due as well as operating and capital requirements.
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at each year-end date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As of December 31, 2022
(In thousands)	Less Than 1 Year	Between 1 and 2 Years	Between 2 and 5 Years	More Than 5 Years	Total
Trade payables	$11,937	$—	$—	$—	$11,937
Other payables	1,353	—	—	—	1,353
Lease liabilities	225	203	34		462
Total	$13,515	$203	$34	$—	$13,752

	As of December 31, 2023
(In thousands)	Less Than 1 Year	Between 1 and 2 Years	Between 2 and 5 Years	More Than 5 Years	Total
Trade payables	$7,660	$—	$—	$—	$7,660
Other payables	1,083	—	—	—	1,083
Lease liabilities	301	160	25		486
Total	$9,044	$160	$25	$—	$9,229
3.2 Capital management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.
The Group monitors capital by regularly reviewing the capital structure and the overall capital markets. The Group may seek additional financing or debt at terms satisfactory to the Group in order to maintain adequate resources.
As of December 31, 2022 and 2023, the Group had no debt outstanding.
3.3 Fair value estimation
The table below analyzes the Group’s financial instruments carried at fair value as of December 31, 2023 by level of the inputs to valuation techniques used to measure fair value. Such valuation inputs are categorized into three levels within a fair value hierarchy as follows:
(i)Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).
(ii)Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).
(iii)Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

	As of December 31, 2022
(In thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$18,368	$—	$—	$18,368
Financial assets at fair value through other comprehensive income	40,668	42,179	—	82,847
Total assets	$59,036	$42,179	—	$101,215

	As of December 31, 2023
(In thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$78,317	$—	$—	$78,317
Financial assets at fair value through other comprehensive income	1,750	10,896	—	12,646
Total assets	$80,067	$10,896	$—	$90,963
There were no transfers between Levels 1, 2 and 3 during the periods.
Financial instruments in Level 1
The fair value of financial instruments identified as Level 1 are supported by quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.
Financial instruments in Level 2
The fair value of financial instruments identified as Level 2 is determined by the use of valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific measures. For these financial instruments, all significant inputs required as inputs to fair value are observable.
Financial instruments in Level 3
If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3. Level 3 instruments within the Group’s assets and liabilities include short-term investment in wealth management products measured at fair value through profit or loss and financial instruments with preferred rights.
Specific valuation techniques used to value financial instruments include:
•Quoted market prices or dealer quotes for similar instruments
•Comparison of accreted purchase price at trade date to face value at maturity and comparison to prices of subsequent similar transactions; and
•A combination of observable and unobservable inputs, including expected rate of return, risk-free rate, expected volatility, discount rate for lack of marketability (“DLOM”), bond terms and conditions, current performance data, etc.,.
Financial assets at fair value through profit and loss and financial assets at fair value through other comprehensive income are categorized into Levels 1, 2 and 3 accordingly (see Note 18).